Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash & cash equivalents	$ 161,551	$ 62,960
Trade & other receivables	14,866	20,952
Prepayments	5,687	2,551
Inventory	22,246	0
Total Current Assets	204,350	86,463
Non-Current Assets
Property, plant and equipment	1,702	1,106
Right-of-use assets	4,121	2,732
Financial assets at fair value through other comprehensive income	1,388	1,014
Other non-current assets	1,296	2,102
Intangible assets	571,826	575,736
Total Non-Current Assets	580,333	582,690
Total Assets	784,683	669,153
Current Liabilities
Trade and other payables	19,082	7,070
Provisions and other liabilities	20,985	45,038
Borrowings	54,155	13,862
Lease liabilities	2,680	2,626
Warrant liability	5,724	4,647
Total Current Liabilities	102,626	73,243
Non-Current Liabilities
Provisions and other liabilities	10,793	10,620
Borrowings	67,739	100,483
Lease liabilities	3,583	1,952
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	84,615	115,555
Total Liabilities	187,241	188,798
Net Assets	597,442	480,355
Equity
Issued Capital	1,508,846	1,310,813
Reserves	99,499	78,303
Accumulated losses	(1,010,903)	(908,761)
Total Equity	$ 597,442	$ 480,355